Goodwill and Intangibles - Expected Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 22,214
2024	12,460
2025	4,026
Thereafter	0
Net	$ 38,700	$ 73,864